United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2000

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/22/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      43

Form 13F Information Table Value Total: 129,637(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

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
                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
AMB PPTY CORP                              C   00163T109    $1,926     89600SH           SOLE               89600
APARTMENT INVT. + MGMT CO                  C   03748R101    $4,693    122900SH           SOLE               122900
ARDEN RLTY INC                             C   039793104    $2,325    111400SH           SOLE               111400
AVALONBAY CMNTYS INC                       C   053484101    $6,439    175800SH           SOLE               175800
BOSTON PPTYS INC                           C   101121101    $3,665    115200SH           SOLE               115200
BRANDYWINE RLTY TR                         C   105368203    $1,834    107100SH           SOLE               107100
CBL + ASSOC PPTYS INC                      C   124830100    $1,116     54600SH           SOLE               54600
CAMDEN PPTY TR                             C   133131102    $2,717    100400SH           SOLE               100400
CATELLUS DEV CORP                          C   149111106    $3,344    241000SH           SOLE               241000
CHELSEA GCA REALTY INC                     C   163262108    $2,413     83200SH           SOLE               83200
CORNERSTONE PPTYS INC                      C    21922H10    $1,841    105600SH           SOLE               105600
DEVELOPERS DIVERSIFIED RLTY                C    25159110    $3,155    227400SH           SOLE               227400
DUKE WEEKS RLTY CORP                       C   264411505    $5,592    292400SH           SOLE               292400
EQUITY OFFICE PPTYS TR                     C   294741103    $6,332    252000SH           SOLE               252000
EQUITY RESIDENTIAL PPTYS TR                C    29476L10    $3,733     92900SH           SOLE               92900
GABLES RESIDENTIAL TR                      C   362418105      $781     34700SH           SOLE               34700
GROVE REAL ESTATE ASSET TR                 C   399613108    $1,126     86600SH           SOLE               86600
HIGHWOODS PPTYS INC                        C   431284108    $1,379     64900SH           SOLE               64900
HOST MARRIOTT CORP NEW                     C    44107P10    $2,318    261175SH           SOLE               261175
JDN RLTY CORP                              C   465917102      $416     40100SH           SOLE               40100
KILROY RLTY CORP                           C    49427F10    $3,800    180400SH           SOLE               180400
KIMCO RLTY CORP                            C    49446R10    $3,915    104400SH           SOLE               104400
MACERICH CO                                C   554382101    $1,405     68100SH           SOLE               68100
MACK CA RLTY CORP                          C   554489104    $3,728    146200SH           SOLE               146200
MERISTAR HOSPITALITY CORP                  C    58984Y10    $4,133    237000SH           SOLE               237000
PS BUSINESS PKS INC CA                     C    69360J10    $1,732     85000SH           SOLE               85000
PAYDEN + RYGEL EXTENDED MMKT               C    7049919J    $1,600   1599502SH           SOLE               1599502
POST PPTYS INC                             C   737464107    $4,209    104400SH           SOLE               104400
PROLOGIS TR                                C   743410102    $2,528    131300SH           SOLE               131300
PUBLIC STORAGE INC                         C    74460D10    $4,990    237600SH           SOLE               237600
RECKSON ASSOCS RLTY CORP                   C    75621K10    $3,662    195300SH           SOLE               195300
REGENCY RLTY CORP                          C   758939102    $1,258     63700SH           SOLE               63700
ROUSE CO                                   C   779273101    $2,345    111000SH           SOLE               111000
SL GREEN RLTY CORP                         C    78440X10    $3,135    132000SH           SOLE               132000
SIMON PPTY GROUP INC NEW                   C   828806109    $4,229    176200SH           SOLE               176200
SMITH CHARLES E RESIDENTIAL                C   832197107    $2,912     80600SH           SOLE               80600
SPIEKER PPTYS INC                          C   848497103    $4,610    103600SH           SOLE               103600
STARWOOD HOTELS + RESORTS                  C    85590A20    $6,133    233650SH           SOLE               233650
STORAGE USA INC                            C   861907103    $3,990    130300SH           SOLE               130300
SUN CMNTYS INC                             C   866674104    $2,581     89400SH           SOLE               89400
TRIZEC HAHN CORP                           C   896938107    $1,380     92000SH           SOLE               92000
URBAN SHOPPING CTRS INC                    C   917060105      $959     33000SH           SOLE               33000
VORNADO RLTY TR                            C   929042109    $3,260     97300SH           SOLE               97300









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